Critical accounting estimates and judgments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets
Amortization	¥ 302,774,000	¥ 282,697,000	¥ 332,470,000
Preferential income tax rate	15.00%
Expiration period	10 years
Original cost	¥ 687,194,000	917,063,000	976,948,000
Cost
Disclosure of detailed information about intangible assets
Original cost	2,193,000,000	2,117,286,000
Application and platform
Disclosure of detailed information about intangible assets
Carrying amount	¥ 257,118,000	382,635,000
Application and platform | Minimum
Disclosure of detailed information about intangible assets
Useful life	3 years
Application and platform | Ping An Group | Cost
Disclosure of detailed information about intangible assets
Original cost	¥ 690,910,000
Useful life for 2 years | Application and platform
Disclosure of detailed information about intangible assets
Amortization	¥ 406,456,000	388,259,000	487,508,000
Useful life	2 years
Useful life for 5 years | Application and platform
Disclosure of detailed information about intangible assets
Amortization	¥ 162,582,000	¥ 155,303,000	¥ 195,003,000
Useful life	5 years